Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income	SFr 17,057	SFr 17,374	SFr 19,341
Interest expense	(10,500)	(9,812)	(10,042)
Net interest income	6,557	7,562	9,299
Commissions and fees	11,817	11,092	12,044
Trading revenues	1,317	313	1,340
Other revenues	1,209	1,356	1,114
Net revenues	20,900	20,323	23,797
Provision for credit losses	210	252	324
Compensation and benefits	10,177	10,572	11,546
General and administrative expenses	6,835	9,770	8,574
Commission expenses	1,430	1,455	1,623
Goodwill impairment	0	0	3,797
Restructuring expenses	455	540	355
Total other operating expenses	8,720	11,765	14,349
Total operating expenses	18,897	22,337	25,895
Income/(loss) before taxes	1,793	(2,266)	(2,422)
Income tax expense/(benefit)	2,741	441	523
Net income/(loss)	(948)	(2,707)	(2,945)
Net income/(loss) attributable to noncontrolling interests	35	3	(1)
Net income/(loss) attributable to shareholders	SFr (983)	SFr (2,710)	SFr (2,944)
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (0.41)	SFr (1.27)	SFr (1.65)
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (0.41)	SFr (1.27)	SFr (1.65)
Bank
Interest and dividend income	SFr 17,061	SFr 17,375	SFr 19,342
Interest expense	(10,369)	(9,781)	(10,043)
Net interest income	6,692	7,594	9,299
Commissions and fees	11,672	10,938	11,966
Trading revenues	1,300	371	1,309
Other revenues	1,301	1,490	1,237
Net revenues	20,965	20,393	23,811
Provision for credit losses	210	252	324
Compensation and benefits	9,964	10,777	11,656
General and administrative expenses	7,413	9,885	8,735
Commission expenses	1,429	1,455	1,623
Goodwill impairment	0	0	3,797
Restructuring expenses	396	513	325
Total other operating expenses	9,238	11,853	14,480
Total operating expenses	19,202	22,630	26,136
Income/(loss) before taxes	1,553	(2,489)	(2,649)
Income tax expense/(benefit)	2,781	400	488
Net income/(loss)	(1,228)	(2,889)	(3,137)
Net income/(loss) attributable to noncontrolling interests	27	(6)	(7)
Net income/(loss) attributable to shareholders	SFr (1,255)	SFr (2,883)	SFr (3,130)